Hedging Instruments - Summary of Forward Foreign Currency Contracts (Details) - Forward Foreign Currency Contracts € in Thousands	Mar. 31, 2026 EUR (€) Rate	Dec. 31, 2025 EUR (€) Rate	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about hedged items [line items]
Notional amount | €	€ 1,382,650	€ 500,000	€ 970,000
Weighted average forward price (EUR/USD) | Rate	1.15	1.1
Less than 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount | €	€ 696,400	€ 500,000
Weighted average forward price (EUR/USD) | Rate	1.12	1.1
Greater than 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount | €	€ 686,250	€ 0
Weighted average forward price (EUR/USD) | Rate	1.18	0